Significant Accounting Policies and Practices (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Lxl Influencers, Inc. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name of consolidated subsidiary or entity	LXL Influencers, Inc.
State or other jurisdiction of incorporation or organization	Delaware
Date of incorporation or formation (date of acquisition, if applicable)	Jul. 11, 2017
Attributable interest	51.00%
LiveXLive Tickets, Inc. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name of consolidated subsidiary or entity	KOKO (Camden) Holdings (US), Inc.	LiveXLive Tickets, Inc.
State or other jurisdiction of incorporation or organization	Delaware	Delaware
Date of incorporation or formation (date of acquisition, if applicable)	Mar. 17, 2014	Apr. 24, 2017
Attributable interest	100.00%	100.00%
LXL Studios, Inc. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name of consolidated subsidiary or entity	KOKO (Camden) UK Limited	LXL Studios, Inc.
State or other jurisdiction of incorporation or organization	England and Wales	Delaware
Date of incorporation or formation (date of acquisition, if applicable)	Nov. 07, 2013	Jul. 15, 2016
Attributable interest	100.00%	100.00%
LiveXLive, Corp. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name of consolidated subsidiary or entity	LiveXLive Tickets, Inc.	LiveXLive, Corp.
State or other jurisdiction of incorporation or organization	Delaware	Delaware
Date of incorporation or formation (date of acquisition, if applicable)	Apr. 24, 2017	Feb. 24, 2015
Attributable interest	100.00%	100.00%
KOKO (Camden) Holdings (US), Inc. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name of consolidated subsidiary or entity	LXL Studios, Inc.	KOKO (Camden) Holdings (US), Inc.
State or other jurisdiction of incorporation or organization	Delaware	Delaware
Date of incorporation or formation (date of acquisition, if applicable)	Jul. 15, 2016	Mar. 17, 2014
Attributable interest	100.00%	100.00%
KOKO (Camden) UK Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name of consolidated subsidiary or entity	LiveXLive, Corp.	KOKO (Camden) UK Limited
State or other jurisdiction of incorporation or organization	Delaware	England and Wales
Date of incorporation or formation (date of acquisition, if applicable)	Feb. 24, 2017	Nov. 07, 2013
Attributable interest	100.00%	100.00%